Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories [Abstract]
Inventory
	December 31,
	2020	2019 restated*
	US$’000	US$’000
Raw materials	25,462	20,043
Work in progress	3,903	2,489
Finished goods	11,627	35,468
Inventories	40,992	58,000
* see note 27